CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Share capital [member]	Share premium [member]	Reverse recapitalization reserve [Member]	Merger reserve [member]	Share-based payment reserves [Member]	Statutory reserve [member]	Capital reserve [member]	Retained Earnings [Member]	Currency translation reserve [member]	Total
Balance at Dec. 31, 2016	¥ 151	¥ 669,192	¥ (507,235)	¥ 58,989	¥ 123,513	¥ 135,343	¥ 61,266	¥ 232,460	¥ (1,230)	¥ 772,449
Statement Line Items
Net loss for the year	0	0	0	0	0	0	0	(88,026)	0	(88,026)
Exchange difference on transaction of financial statements of foreign operations	0	0	0	0	0	0	0	0	275	275
Total comprehensive loss for the year	0	0	0	0	0	0	0	(88,026)	275	(87,751)
Equity compensation - employee share-based compensation	2	0	0	0	292	0	0	0	0	294
Issuance of new shares	53	9,691	0	0	0	0	0	0	0	9,744
Equity compensation	2	0	0	0	292	0	0	0	0	294
Transfer to statutory reserves	0	0	0	0	0	0	0	0	0	0
Initial application of IFRS 9 (Note 3) | Increase (decrease) due to changes in accounting policy [member]	0	0	0	0	0	0	0	(15,118)	0	(15,118)
Balance (Previously stated [member]) at Dec. 31, 2017								129,316		679,618
Balance at Dec. 31, 2017	206	678,883	(507,235)	58,989	123,805	135,343	61,266	144,434	(955)	694,736
Statement Line Items
Net loss for the year	0	0	0	0	0	0	0	(418,674)	0	(418,674)
Exchange difference on transaction of financial statements of foreign operations	0	0	0	0	0	0	0	0	(807)	(807)
Total comprehensive loss for the year	0	0	0	0	0	0	0	(418,674)	(807)	(419,481)
Warrants exercised	0
Equity compensation - employee share-based compensation	3	0	0	0	616	0	0	0	0	619
Issuance of new shares	97	15,165	0	0	0	0	0	0	0	15,262
Equity compensation	3	0	0	0	616	0	0	0	0	619
Transfer to statutory reserves	0	0	0	0	0	0	0	0	0	0
Initial application of IFRS 9 (Note 3)	0	0	0	0	0	0	0	(2,114)	0	(2,114)
Balance (Previously stated [member]) at Dec. 31, 2018								(291,472)		273,904
Balance at Dec. 31, 2018	306	694,048	(507,235)	58,989	124,421	135,343	61,266	(289,358)	(1,762)	276,018
Statement Line Items
Net loss for the year	0	0	0	0	0	0	0	(9,501)	0	(9,501)
Exchange difference on transaction of financial statements of foreign operations	0	0	0	0	0	0	0	0	(118)	(118)
Total comprehensive loss for the year	0	0	0	0	0	0	0	(9,501)	(118)
Issuance of new shares for equity financing	67	6,199	0	0	0	0	0	0	0	6,266
Warrants exercised	19	1,697	0	0	0	0	0	0	0	1,716
Equity compensation - employee share-based compensation	5	0	0	0	621	0	0	0	0	626
Equity compensation	5	0	0	0	621	0	0	0	0	626
Transfer to statutory reserves	0	0	0	0	0	0	0	0	0	0
Balance at Dec. 31, 2019	¥ 397	¥ 701,944	¥ (507,235)	¥ 58,989	¥ 125,042	¥ 135,343	¥ 61,266	¥ (300,973)	¥ (1,880)	¥ 272,893